PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2023 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	4.9%
	Other Asset-Backed Securities	4.9%
	American Credit Acceptance Receivables Trust 2021-2 Class C
$2,988,556	0.97%, due 7/13/27 (a)		$2,939,917
	FCI Funding 2021-1 LLC Class A
263,560	1.13%, due 4/15/33 (a)		257,851
	PenFed Auto Receivables Owner Trust 2022-A Class A
1,000,000	3.96%, due 4/15/26 (a)		983,251
	Santander Drive Auto Receivables Trust 2022-5 Class A
1,506,896	3.98%, due 1/15/25		1,502,301
	Total Asset-Backed Securities (cost $5,715,757)		5,683,320

	CORPORATE BONDS	71.2%
	Agricultural Chemicals	1.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		496,319
1,000,000	5.90%, due 11/7/24		1,005,913
			1,502,232
	Banks	6.1%
	Canadian Imperial Bank of Commerce
1,000,000	3.668% (SOFR + 0.400%), due 12/14/23 (c)		1,000,830
	Citizens Bank NA/Providence RI
2,000,000	6.064% (SOFR + 1.450%), due 10/24/25 (c)		2,011,900
	Huntington National Bank
1,000,000	5.699% (SOFR + 1.215%), due 11/18/25 (c)		1,001,788
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%), due 3/16/24 (c)		498,785
1,000,000	5.546% (SOFR + 1.070%), due 12/15/25 (c)		999,190
	Morgan Stanley
1,000,000	4.580% (SOFR + 0.625%), due 1/24/25 (c)		998,063
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23		494,103
			7,004,659
	Biotechnology	1.9%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23		2,187,708
	Broker	0.9%
	Goldman Sachs Group, Inc.
1,000,000	4.599% (SOFR + 0.700%), due 1/24/25 (c)		998,750
	Building Materials	0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23		491,582
	Chemicals - Specialty	0.8%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23		966,961
	Coatings/Paint	0.9%
	Sherwin-Williams Co.
1,000,000	4.05%, due 8/8/24		980,395
	Commercial Services	0.8%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24		925,787
	Depository Credit Intermediation	1.3%
	Bank of Montreal
1,515,000	4.706% (SOFR + 0.350%), due 12/8/23 (c)		1,515,741
	Diversified Financial Services	6.0%
	American Express Co.
2,000,000	0.75%, due 11/3/23		1,940,740
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23		1,985,076
	Capital One Financial Corp.
1,000,000	5.054% (SOFR + 0.690%), due 12/6/24 (c)		993,803
	Charles Schwab Corp.
2,000,000	3.837% (SOFR + 0.500%), due 3/18/24 (c)		2,001,927
			6,921,546
	Electric - Integrated	10.7%
	American Electric Power Co., Inc.
2,000,000	5.294% (3 Month LIBOR USD + 0.480%), due 11/1/23 (c)		1,995,442
	CenterPoint Energy Resources Corp.
500,000	0.70%, due 3/2/23		500,000
	DTE Energy Co.
500,000	4.22%, due 11/1/25		489,343
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		986,786
	NextEra Energy Capital Holdings, Inc.
500,000	4.466% (SOFR + 0.400%), due 11/3/23 (c)		499,837
2,000,000	6.051%, due 3/1/25		2,014,991
	Public Service Enterprise Group, Inc.
2,000,000	0.841%, due 11/8/23		1,937,261
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23		1,961,322
1,000,000	5.137% (SOFR + 0.830%), due 4/1/24 (c)		998,999
	Tampa Electric Co.
500,000	3.875%, due 7/12/24		488,674
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23		485,467
			12,358,122
	Electronic Components and Semiconductors	0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23		493,648
	Entertainment	1.3%
	Warnermedia Holdings, Inc.
1,500,000	3.528%, due 3/15/24 (a)		1,466,412
	Food	0.6%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23		489,443
	General Mills, Inc.
250,000	5.241%, due 11/18/25		248,925
			738,368
	Food - Meat products	1.6%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24		1,888,895
	Gas - Distribution	3.5%
	CenterPoint Energy, Inc.
1,000,000	4.655% (SOFR + 0.650%), due 5/13/24 (c)		995,376
	Southern California Gas Co.
3,000,000	5.488% (3 Month LIBOR USD + 0.350%), due 9/14/23 (c)		2,995,977
			3,991,353
	Healthcare - Products	2.1%
	GE HealthCare Technologies, Inc.
1,000,000	5.55%, due 11/15/24 (a)		997,973
	PerkinElmer, Inc.
1,000,000	0.55%, due 9/15/23		974,878
	Thermo Fisher Scientific, Inc.
500,000	4.340% (SOFR + 0.530%), due 10/18/24 (c)		499,659
			2,472,510
	Healthcare - Services	0.9%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23		980,480
	Household Products/Wares	0.4%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24		468,934
	Investment Companies	4.2%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24		4,837,740
	Leisure Time	0.8%
	Brunswick Corp.
1,000,000	0.85%, due 8/18/24		932,275
	Life/Health Insurance	3.0%
	Athene Global Funding
2,000,000	4.955% (SOFR + 0.700%), due 5/24/24 (a) (c)		1,987,816
	Jackson National Life Global Funding
1,000,000	5.50%, due 1/9/26 (a)		1,000,394
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)		470,756
			3,458,966
	Medical Products	0.4%
	Baxter International, Inc.
500,000	3.716% (SOFRINDX + 0.440%), due 11/29/24 (c)		495,841
	Miscellaneous Manufacturing	0.8%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23		974,792
	Mutual Insurance	0.4%
	MassMutual Global Funding II
500,000	4.15%, due 8/26/25 (a)		486,227
	Nondepository Credit Intermediation	1.7%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23		1,950,731
	Oil and Gas	2.8%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24		1,471,940
	ConocoPhillips Co.
1,000,000	2.125%, due 3/8/24		969,070
	EQT Corp.
250,000	5.678%, due 10/1/25		247,000
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23		495,245
			3,183,255
	Packaging & Containers	3.3%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24		954,980
	Graphic Packaging International LLC
1,000,000	0.821%, due 4/15/24 (a)		943,149
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25		1,871,714
			3,769,843
	Pharmaceuticals	0.4%
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23		486,384
	Pipelines	1.5%
	Enbridge, Inc.
1,000,000	4.819% (SOFRINDX + 0.630%), due 2/16/24 (c)		998,045
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)		686,092
			1,684,137
	REITs - Single Tenant	0.7%
	Realty Income Corp.
800,000	5.05%, due 1/13/26		792,732
	REITs - Storage	0.9%
	Public Storage
1,000,000	4.364% (SOFR + 0.470%), due 4/23/24 (c)		1,000,106
	Rental Auto/Equipment	0.8%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)		487,223
500,000	1.15%, due 6/7/24 (a)		466,196
			953,419
	Retail	1.7%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)		1,910,977
	Retail - Drug Store	1.7%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23		1,940,165
	Semiconductors	0.4%
	Analog Devices, Inc.
500,000	3.847% (SOFR + 0.250%), due 10/1/24 (c)		495,073
	Utilities	2.5%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23		917,861
	Southern Co.
2,000,000	4.945% (SOFR + 0.370%), due 5/10/23 (c)		1,999,257
			2,917,118
	Wirelines	1.3%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24		953,903
	Verizon Communications, Inc.
500,000	3.950% (SOFR + 0.500%), due 3/22/24 (c)		499,761
			1,453,664
	Total Corporate Bonds (cost $83,752,641)		82,077,528

	MORTGAGE-BACKED SECURITIES	9.3%
	Commercial Mortgage-Backed Securities	8.1%
	BX Trust 2021-RISE
3,000,000	5.336% (1 Month LIBOR USD + 0.748%), due 11/17/36, Series 2021-RISE Class A (a) (c)		2,939,634
	Cold Storage Trust 2020-ICE5
6,389,438	5.488% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (a) (c)		6,330,582
			9,270,216
	U.S. Government Securities	1.2%
	FHLMC ARM Pool (c)
14	3.275% (1 Year CMT Rate + 2.275%), due 6/1/23, #845755		14
20,018	4.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		19,730
63,580	4.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		64,722
16,192	3.408% (12 Month LIBOR USD + 1.856%), due 4/1/36, #847671		16,440
	FHLMC Pool
30,207	5.00%, due 10/1/38, #G04832		30,480
291,901	3.50%, due 8/1/49, #SD8005		268,894
	FNMA ARM Pool (c)
4,361	4.29% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		4,302
24,115	3.395% (1 Year CMT Rate + 2.094%), due 4/1/30, #562912		23,361
44,503	3.764% (12 Month LIBOR USD + 1.514%), due 10/1/33, #743454		43,856
193,331	4.000% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		189,910
241,444	3.856% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		239,713
39,522	3.753% (12 Month LIBOR USD + 1.503%), due 7/1/34, #779693		39,056
32,565	3.631% (12 Month LIBOR USD + 1.382%), due 10/1/34, #795136		32,710
151,426	3.923% (12 Month LIBOR USD + 1.605%), due 1/1/36, #849264		148,664
201,517	4.265% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		198,709
	FNMA Pool
74,017	5.00%, due 6/1/40, #AD5479		74,598
9,394	4.00%, due 11/1/41, #AJ3797		9,032
			1,404,191
	Total Mortgage-Backed Securities (cost $10,813,415)		10,674,407

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	14.1%
	U.S. Treasury Note
5,000,000	0.125%, due 8/15/23		4,888,391
9,000,000	4.25%, due 12/31/24		8,899,102
2,500,000	4.125%, due 1/31/25		2,467,480
	Total U.S. Government Agencies & Instrumentalities (cost $16,420,611)		16,254,973

	MONEY MARKET FUND	1.2%
1,368,776	Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (b)		1,368,776
	Total Money Market Fund (cost $1,368,776)		1,368,776

	Total Investments (cost $118,071,200)	100.7%	116,059,004
	Liabilities less Other Assets	(0.7)%	(754,354)
	TOTAL NET ASSETS	100.0%	$115,304,650

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and August be sold only to dealers in the program or other "qualified institutional buyers." As of February 28, 2023, the value of these investments was $24,354,450 or 21.12% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2023.

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	SOFRINDX - Secured Overnight Financing Rate Index

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$5,683,320	$-	$5,683,320
Corporate Bonds	-	82,077,528	-	82,077,528
Mortgage-Backed Securities	-	10,674,407	-	10,674,407
U.S. Government Agencies and Instrumentalities	-	16,254,973	-	16,254,973
Total Fixed Income	-	114,690,228	-	114,690,228
Money Market Fund	1,368,776	-	-	1,368,776
Total Investments	$1,368,776	$114,690,228	$-	$116,059,004

Refer to the Fund’s schedule of investments for a detailed break-out of securities.